Quarterly Holdings Report
for
Fidelity Advisor® Value Fund
July 31, 2024
FAV-NPRT3-0924
1.804833.120
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	31,940	1,113,963
Liberty Latin America Ltd. Class C (b)	23,600	250,160
		1,364,123
Entertainment - 0.2%
Ubisoft Entertainment SA (b)	34,770	714,779
Interactive Media & Services - 0.5%
Zoominfo Technologies, Inc. (b)	185,693	2,109,472
Media - 2.4%
Comcast Corp. Class A	21,303	879,175
Grupo Televisa SA de CV (CPO) sponsored ADR	403,909	880,522
Interpublic Group of Companies, Inc.	78,410	2,522,450
Nexstar Media Group, Inc.	10,206	1,885,967
Thryv Holdings, Inc. (b)	85,941	1,674,131
WPP PLC	131,751	1,270,881
		9,113,126
TOTAL COMMUNICATION SERVICES		13,301,500
CONSUMER DISCRETIONARY - 11.6%
Automobile Components - 1.0%
Aptiv PLC (b)	34,931	2,423,862
Autoliv, Inc.	13,610	1,376,515
		3,800,377
Automobiles - 0.6%
Harley-Davidson, Inc.	58,952	2,210,700
Broadline Retail - 0.2%
Kohl's Corp. (c)	42,161	913,207
Distributors - 0.6%
LKQ Corp.	51,348	2,130,942
Diversified Consumer Services - 0.3%
H&R Block, Inc.	18,347	1,063,025
Hotels, Restaurants & Leisure - 0.8%
Hilton Grand Vacations, Inc. (b)	37,255	1,609,789
Marriott Vacations Worldwide Corp.	13,702	1,158,915
Red Rock Resorts, Inc.	5,913	337,041
		3,105,745
Household Durables - 1.2%
Mohawk Industries, Inc. (b)	12,717	2,048,327
Newell Brands, Inc.	70,000	601,300
Tempur Sealy International, Inc.	40,338	2,111,694
		4,761,321
Leisure Products - 1.3%
BRP, Inc.	28,278	2,048,780
Brunswick Corp.	14,130	1,150,889
Topgolf Callaway Brands Corp. (b)(c)	107,391	1,771,952
		4,971,621
Specialty Retail - 3.1%
Academy Sports & Outdoors, Inc.	17,489	945,630
Camping World Holdings, Inc. (c)	64,102	1,466,654
Gap, Inc.	54,297	1,274,894
Lithia Motors, Inc. Class A (sub. vtg.)	9,087	2,511,011
Sally Beauty Holdings, Inc. (b)	76,714	878,375
Signet Jewelers Ltd. (c)	19,113	1,607,977
Ulta Beauty, Inc. (b)	1,690	616,664
Upbound Group, Inc.	54,155	2,043,268
Victoria's Secret & Co. (b)	36,023	639,408
		11,983,881
Textiles, Apparel & Luxury Goods - 2.5%
Capri Holdings Ltd. (b)	42,087	1,411,598
Dr. Martens Ltd. (c)	540,480	493,318
Gildan Activewear, Inc.	72,312	2,944,541
PVH Corp.	18,550	1,891,915
Samsonite International SA (a)	529,660	1,528,742
Tapestry, Inc.	30,920	1,239,583
		9,509,697
TOTAL CONSUMER DISCRETIONARY		44,450,516
CONSUMER STAPLES - 4.5%
Beverages - 0.4%
Keurig Dr. Pepper, Inc.	47,800	1,638,584
Consumer Staples Distribution & Retail - 1.0%
Dollar Tree, Inc. (b)	13,951	1,455,647
U.S. Foods Holding Corp. (b)	40,224	2,187,783
		3,643,430
Food Products - 1.9%
Bunge Global SA	21,212	2,232,139
Darling Ingredients, Inc. (b)	49,152	1,952,809
Lamb Weston Holdings, Inc.	30,471	1,828,869
The J.M. Smucker Co.	9,896	1,167,233
		7,181,050
Personal Care Products - 0.7%
Kenvue, Inc.	138,383	2,558,702
Tobacco - 0.5%
Philip Morris International, Inc.	17,663	2,034,071
TOTAL CONSUMER STAPLES		17,055,837
ENERGY - 9.7%
Energy Equipment & Services - 4.0%
Baker Hughes Co. Class A	78,657	3,045,599
Expro Group Holdings NV (b)	103,558	2,404,617
Kodiak Gas Services, Inc.	18,400	530,840
Liberty Energy, Inc. Class A	29,581	714,381
Secure Energy Services, Inc.	202,070	1,784,111
Tenaris SA	66,470	1,054,669
TGS ASA	74,770	916,242
Tidewater, Inc. (b)	13,848	1,370,398
Valaris Ltd. (b)	19,762	1,553,096
Vallourec SA (b)	90,658	1,469,757
Weatherford International PLC	3,555	418,992
		15,262,702
Oil, Gas & Consumable Fuels - 5.7%
Antero Resources Corp. (b)	82,270	2,387,475
Canadian Natural Resources Ltd.	41,166	1,461,599
Cenovus Energy, Inc. (Canada)	124,405	2,506,752
Cheniere Energy, Inc.	14,680	2,681,155
Delek U.S. Holdings, Inc.	37,219	885,068
Diamondback Energy, Inc.	5,695	1,152,155
Energy Transfer LP	89,908	1,462,803
Imperial Oil Ltd.	23,640	1,693,574
Imperial Oil Ltd. (U.S.)	5,300	379,268
Kosmos Energy Ltd. (b)	152,130	841,279
MEG Energy Corp.	34,300	710,769
Phillips 66 Co.	11,332	1,648,579
Range Resources Corp.	21,895	683,781
Targa Resources Corp.	18,549	2,509,309
Tourmaline Oil Corp.	17,840	784,978
		21,788,544
TOTAL ENERGY		37,051,246
FINANCIALS - 16.6%
Banks - 3.4%
Axos Financial, Inc. (b)	14,851	1,084,272
Barclays PLC	306,946	917,863
East West Bancorp, Inc.	29,688	2,609,278
First Citizens Bancshares, Inc.	1,307	2,728,611
First Citizens Bancshares, Inc. Class B	210	400,050
KeyCorp	127,140	2,050,768
Popular, Inc.	21,740	2,231,176
U.S. Bancorp	20,551	922,329
		12,944,347
Capital Markets - 3.0%
Ameriprise Financial, Inc.	4,215	1,812,745
BGC Group, Inc. Class A	200,320	1,844,947
Carlyle Group LP	41,862	2,082,216
LPL Financial	6,356	1,407,981
Onex Corp. (sub. vtg.)	10,240	701,703
Petershill Partners PLC (a)	225,794	644,398
Raymond James Financial, Inc.	12,583	1,459,628
UBS Group AG	44,240	1,343,707
		11,297,325
Consumer Finance - 1.6%
Ally Financial, Inc.	24,466	1,101,215
Navient Corp.	53,270	874,161
OneMain Holdings, Inc.	39,437	2,060,978
PROG Holdings, Inc.	26,972	1,215,358
SLM Corp.	39,661	899,908
		6,151,620
Financial Services - 3.6%
Apollo Global Management, Inc.	16,033	2,009,095
ECN Capital Corp.	412,188	632,918
Essent Group Ltd.	30,359	1,907,760
Global Payments, Inc.	32,681	3,321,697
NCR Atleos Corp.	60,585	1,947,808
Voya Financial, Inc.	24,980	1,816,795
WEX, Inc. (b)	12,705	2,330,732
		13,966,805
Insurance - 5.0%
AMBAC Financial Group, Inc. (b)	60,958	804,036
American Financial Group, Inc.	16,758	2,194,628
Assurant, Inc.	8,300	1,451,421
First American Financial Corp.	27,411	1,660,558
Globe Life, Inc.	11,899	1,103,513
Hartford Financial Services Group, Inc.	22,547	2,500,913
Primerica, Inc.	5,420	1,364,593
Prudential PLC	106,477	960,890
Reinsurance Group of America, Inc.	10,374	2,338,611
Stewart Information Services Corp.	17,580	1,242,906
The Travelers Companies, Inc.	11,079	2,397,939
Unum Group	18,597	1,069,885
		19,089,893
TOTAL FINANCIALS		63,449,990
HEALTH CARE - 8.7%
Biotechnology - 0.3%
Alnylam Pharmaceuticals, Inc. (b)	504	119,680
Exact Sciences Corp. (b)	6,958	317,841
Galapagos NV (b)	31,298	836,717
		1,274,238
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (b)	1,286	298,198
Baxter International, Inc.	47,699	1,708,578
GE Healthcare Technologies, Inc.	8,176	691,935
Hologic, Inc. (b)	3,056	249,400
Masimo Corp. (b)	1,980	211,820
QuidelOrtho Corp. (b)	43,777	1,719,998
Solventum Corp.	17,302	1,018,742
STERIS PLC	2,406	574,457
Teleflex, Inc.	5,543	1,224,560
The Cooper Companies, Inc.	5,250	489,983
Zimmer Biomet Holdings, Inc.	4,706	524,013
		8,711,684
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (b)	6,024	390,656
AdaptHealth Corp. (b)	115,357	1,310,456
BrightSpring Health Services, Inc.	66,370	822,324
Cencora, Inc.	2,285	543,556
Centene Corp. (b)	34,023	2,617,049
Chemed Corp.	764	435,602
Cigna Group	5,789	2,018,451
CVS Health Corp.	44,155	2,663,871
Encompass Health Corp.	4,146	385,329
Henry Schein, Inc. (b)	10,280	739,543
Humana, Inc.	1,896	685,613
Molina Healthcare, Inc. (b)	599	204,421
Tenet Healthcare Corp. (b)	1,809	270,807
		13,087,678
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	5,873	830,442
Avantor, Inc. (b)	18,596	497,443
Fortrea Holdings, Inc. (b)	92,589	2,554,531
Illumina, Inc. (b)	972	119,167
IQVIA Holdings, Inc. (b)	3,389	834,473
West Pharmaceutical Services, Inc.	1,030	315,355
		5,151,411
Pharmaceuticals - 1.4%
Elanco Animal Health, Inc. (b)	8,614	112,327
Jazz Pharmaceuticals PLC (b)	9,137	1,007,354
Perrigo Co. PLC	26,940	761,594
Royalty Pharma PLC	6,581	185,387
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	73,340	1,278,316
Viatris, Inc.	155,624	1,876,825
		5,221,803
TOTAL HEALTH CARE		33,446,814
INDUSTRIALS - 19.3%
Air Freight & Logistics - 0.6%
DHL Group	16,091	717,748
FedEx Corp.	5,630	1,701,668
		2,419,416
Building Products - 2.2%
AZZ, Inc.	11,832	946,087
Builders FirstSource, Inc. (b)	14,196	2,375,985
Johnson Controls International PLC	23,358	1,671,031
Tecnoglass, Inc. (c)	28,784	1,548,867
UFP Industries, Inc.	13,218	1,743,851
		8,285,821
Commercial Services & Supplies - 1.9%
Driven Brands Holdings, Inc. (b)	96,800	1,300,992
HNI Corp.	18,299	1,005,530
The Brink's Co.	19,144	2,105,649
The GEO Group, Inc. (b)	72,520	1,051,540
Vestis Corp.	148,022	1,919,845
		7,383,556
Construction & Engineering - 1.5%
Centuri Holdings, Inc.	26,040	429,920
Fluor Corp. (b)	37,739	1,815,246
Granite Construction, Inc.	10,342	708,013
MDU Resources Group, Inc.	69,096	1,861,446
Willscot Holdings Corp. (b)	19,870	814,670
		5,629,295
Electrical Equipment - 1.9%
Acuity Brands, Inc.	4,708	1,183,356
GrafTech International Ltd.	178,065	136,772
Regal Rexnord Corp.	14,779	2,374,690
Sensata Technologies PLC	52,708	2,055,085
Siemens Energy AG (b)	55,856	1,626,714
		7,376,617
Ground Transportation - 2.1%
Ryder System, Inc.	15,673	2,196,728
Saia, Inc. (b)	1,778	742,937
TFI International, Inc. (Canada)	10,529	1,638,929
U-Haul Holding Co. (non-vtg.)	27,397	1,746,011
XPO, Inc. (b)	15,964	1,834,104
		8,158,709
Machinery - 4.7%
Allison Transmission Holdings, Inc.	26,616	2,357,911
Atmus Filtration Technologies, Inc.	68,220	2,103,905
Barnes Group, Inc.	26,439	1,066,549
Chart Industries, Inc. (b)	9,095	1,465,023
CNH Industrial NV	160,053	1,704,564
Gates Industrial Corp. PLC (b)	121,980	2,267,608
Oshkosh Corp.	15,475	1,681,359
PACCAR, Inc.	10,981	1,083,385
Terex Corp.	30,668	1,940,058
Timken Co.	25,766	2,240,354
		17,910,716
Professional Services - 2.5%
Clarivate PLC (b)	169,587	1,143,016
Concentrix Corp.	28,581	2,014,961
Dun & Bradstreet Holdings, Inc.	79,906	869,377
First Advantage Corp. (c)	73,324	1,262,639
Genpact Ltd.	30,980	1,074,077
ManpowerGroup, Inc.	16,559	1,268,088
WNS Holdings Ltd.	33,150	1,975,077
		9,607,235
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (b)	9,684	995,515
GMS, Inc. (b)	15,569	1,498,205
Herc Holdings, Inc. (c)	13,448	2,095,736
WESCO International, Inc.	14,424	2,523,479
		7,112,935
TOTAL INDUSTRIALS		73,884,300
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 1.0%
Ciena Corp. (b)	23,410	1,234,643
Lumentum Holdings, Inc. (b)	53,212	2,755,317
		3,989,960
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd. (b)	58,857	1,892,253
Jabil, Inc.	16,062	1,809,706
		3,701,959
IT Services - 0.4%
GoDaddy, Inc. (b)	11,630	1,691,584
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp. (b)	27,360	2,140,920
Software - 0.5%
NCR Voyix Corp. (b)(c)	129,125	1,904,594
TOTAL INFORMATION TECHNOLOGY		13,429,017
MATERIALS - 10.0%
Chemicals - 4.4%
Axalta Coating Systems Ltd. (b)	23,966	854,388
Cabot Corp.	12,236	1,227,148
Celanese Corp.	5,306	748,942
Corteva, Inc.	27,445	1,539,665
Lanxess AG	39,262	1,027,440
Methanex Corp.	37,427	1,818,578
OCI NV	52,750	1,270,223
Olin Corp.	35,966	1,640,409
Syensqo SA	17,970	1,589,488
The Chemours Co. LLC	98,254	2,374,799
Tronox Holdings PLC	62,809	1,014,993
Westlake Corp.	12,980	1,919,223
		17,025,296
Construction Materials - 0.6%
Eagle Materials, Inc.	2,753	749,642
GCC S.A.B. de CV	70,663	599,977
Martin Marietta Materials, Inc.	1,687	1,000,981
Titan Cement International Trading SA	3,300	117,500
		2,468,100
Containers & Packaging - 2.6%
Berry Global Group, Inc.	28,227	1,855,078
Graphic Packaging Holding Co.	49,686	1,495,549
International Paper Co.	58,963	2,740,600
O-I Glass, Inc. (b)	74,201	991,325
Smurfit Westrock PLC	60,435	2,709,905
		9,792,457
Metals & Mining - 1.5%
Compass Minerals International, Inc. (c)	28,826	383,386
Constellium NV (b)	145,529	2,591,871
First Quantum Minerals Ltd.	117,032	1,432,543
Radius Recycling, Inc. Class A	26,134	473,548
Steel Dynamics, Inc.	6,912	920,817
		5,802,165
Paper & Forest Products - 0.9%
Interfor Corp. (b)	141,079	1,852,578
Louisiana-Pacific Corp.	15,557	1,527,075
		3,379,653
TOTAL MATERIALS		38,467,671
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Camden Property Trust (SBI)	10,403	1,152,132
EastGroup Properties, Inc.	11,387	2,129,255
Extra Space Storage, Inc.	10,950	1,747,839
Iron Mountain, Inc.	9,141	937,501
Lamar Advertising Co. Class A	7,364	882,649
Outfront Media, Inc.	105,470	1,710,723
Prologis, Inc.	11,718	1,477,054
Sun Communities, Inc.	12,226	1,549,401
Ventas, Inc.	56,077	3,052,832
Welltower, Inc.	20,515	2,282,294
		16,921,680
Real Estate Management & Development - 0.8%
Compass, Inc. (b)	420,200	1,844,678
Newmark Group, Inc. Class A	73,700	956,626
		2,801,304
TOTAL REAL ESTATE		19,722,984
UTILITIES - 6.5%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	22,164	2,174,732
Constellation Energy Corp.	7,964	1,511,567
Edison International	27,167	2,173,632
Entergy Corp.	15,277	1,771,674
FirstEnergy Corp.	59,261	2,483,629
PG&E Corp.	227,113	4,144,813
SSE PLC	64,723	1,564,664
		15,824,711
Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	9,011	668,256
UGI Corp.	49,800	1,234,044
		1,902,300
Independent Power and Renewable Electricity Producers - 1.5%
The AES Corp.	167,451	2,978,953
Vistra Corp.	33,552	2,657,989
		5,636,942
Multi-Utilities - 0.4%
Sempra	19,329	1,547,480
TOTAL UTILITIES		24,911,433
TOTAL COMMON STOCKS (Cost $307,013,586)		379,171,308

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.32% 8/1/24 to 9/12/24 (e) (Cost $179,817)	180,000	179,815

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	4,548,179	4,549,088
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	5,852,893	5,853,478
TOTAL MONEY MARKET FUNDS (Cost $10,402,553)		10,402,566

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $317,595,956)	389,753,689
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(6,948,307)
NET ASSETS - 100.0%	382,805,382

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	Sep 2024	2,808,090	145,318	145,318

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,287,103 or 0.9% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,815.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,866,479	90,131,673	89,449,208	144,528	144	-	4,549,088	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,140,186	68,676,422	69,963,130	80,565	-	-	5,853,478	0.0%
Total	11,006,665	158,808,095	159,412,338	225,093	144	-	10,402,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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